Dividends (Tables)	12 Months Ended
Dec. 31, 2021
Dividends
Schedule of dividends

	2021	2020	2019
Dividends unpaid as at January 1	2,592	84	—
Dividends declared for year, per share US$ 4,800 (2020: 2,681, 2019: 210)	96,000	53,614	4,206
Dividends paid	(98,562)	(51,683)	(4,122)
Effect of foreign exchange rates	(30)	577	—
Dividends unpaid as at December 31	—	2,592	84